Derivative financial instruments - Derivative arrangements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	€ (558.8)	€ 338.5	€ (391.3)
Current derivative assets	293.2	308.7	212.1
Current derivative liabilities	1,050.0	189.7	190.5
Gains (losses) on cash flow hedges, net of tax	197.4	325.5	(809.5)
Derivative financial assets	671.7	536.2	214.7
Derivative financial liabilities	1,230.5	197.7	606.0
Fuel and oil operating expenses
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	1,228.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	8.0	4.0	(6.7)
Interest rate swaps | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	2.0	1.7	(0.7)
Interest rate swaps | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	6.0	2.3	(6.0)
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	661.5	519.7	(594.4)
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Foreign currency forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	289.0	307.0	(187.4)
Foreign currency forward contracts | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	372.5	212.7	(407.0)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(1,228.3)	(185.2)	209.8
Derivative financial liabilities	1,228.0
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(1,047.8)	(189.7)	€ 209.8
Commodity forward contracts | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(180.5)	€ 4.5
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(407.2)
Cash Flow Hedges | Fuel and oil operating expenses | Discontinued Hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on cash flow hedges, net of tax	€ 392.0